Corporate income tax and deferred taxes credits (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Total not used by group companies [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	€ 594,000,000	€ 517,000,000
Continuining operations of the company [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	3,998,000,000	3,691,000,000
Maximum tax credit	969,000,000	887,000,000
Tax credit recognise	594,000,000	517,000,000
Continuining operations of the company [Member] | TURKIYE
Deferred tax assets item [Line Items]
Tax-loss carryforwards	234,000,000	107,000,000
Maximum tax credit	59,000,000	27,000,000
Tax credit recognise	18,000,000	0
Continuining operations of the company [Member] | CANADA
Deferred tax assets item [Line Items]
Tax-loss carryforwards	43,000,000	28,000,000
Maximum tax credit	11,000,000	7,000,000
Tax credit recognise	11,000,000	0
Continuining operations of the company [Member] | UNITED KINGDOM
Deferred tax assets item [Line Items]
Tax-loss carryforwards	234,000,000	218,000,000
Maximum tax credit	58,000,000	55,000,000
Tax credit recognise	8,000,000	0
Continuining operations of the company [Member] | Other countries [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	259,000,000	579,000,000
Maximum tax credit	65,000,000	146,000,000
Tax credit recognise	7,000,000	41,000,000
Continuining operations of the company [Member] | UNITED STATES
Deferred tax assets item [Line Items]
Tax-loss carryforwards	2,188,000,000	2,138,000,000
Maximum tax credit	501,000,000	493,000,000
Tax credit recognise	501,000,000	443,000,000
Continuining operations of the company [Member] | SPAIN
Deferred tax assets item [Line Items]
Tax-loss carryforwards	488,000,000	303,000,000
Maximum tax credit	122,000,000	76,000,000
Tax credit recognise	15,000,000	23,000,000
Continuining operations of the company [Member] | NETHERLANDS
Deferred tax assets item [Line Items]
Tax-loss carryforwards	331,000,000	288,000,000
Maximum tax credit	86,000,000	74,000,000
Tax credit recognise	0	10,000,000
Continuining operations of the company [Member] | CHILE
Deferred tax assets item [Line Items]
Tax-loss carryforwards	136,000,000
Maximum tax credit	37,000,000
Tax credit recognise	35,000,000
Continuining operations of the company [Member] | COLOMBIA
Deferred tax assets item [Line Items]
Tax-loss carryforwards	85,000,000	30,000,000
Maximum tax credit	30,000,000	9,000,000
Tax credit recognise	€ 0	€ 0